GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 707	$ 536	$ 1,283	$ 1,003
EBITDA	272	162	441	259
Depreciation and amortization	36	27	66	51
Additions to property, plant and equipment	53	57	103	115
Property, plant and equipment	1,453		1,453		$ 1,421
Operating segments | North America
Disclosure of operating segments [line items]
Sales	577	431	1,025	798
EBITDA	256	155	412	252
Depreciation and amortization	30	23	55	44
Additions to property, plant and equipment	48	32	93	59
Property, plant and equipment	1,199		1,199		1,168
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	130	105	258	205
EBITDA	21	9	39	15
Depreciation and amortization	6	4	11	7
Additions to property, plant and equipment	5	25	10	56
Property, plant and equipment	254		254		253
Unallocated
Disclosure of operating segments [line items]
Sales	0	0	0	0
EBITDA	(5)	(2)	(10)	(8)
Depreciation and amortization	0	0	0	0
Additions to property, plant and equipment	0	$ 0	0	$ 0
Property, plant and equipment	$ 0		$ 0		$ 0